Significant events - Acquisition of shares (Details) - Bolsa Mexicana de Valores, S.A.B. de C.V. $ in Millions	Nov. 22, 2017 MXN ($) shares
Related-party transactions
Number of shares purchased | shares	14,176,749
Payment for available for sale financial assets | $	$ 449